Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.8%
Security	Shares	Value
Aerospace & Defense — 2.5%
Airbus SE(1)	56,122	$ 9,882,276
General Dynamics Corp.(1)	4,420	1,204,804
L3Harris Technologies, Inc.(1)	6,745	1,411,796
Northrop Grumman Corp.(1)	1,439	736,782
Rolls-Royce Holdings PLC(2)	244,432	2,375,723
RTX Corp.(1)	32,105	4,252,628
Safran SA	12,871	3,388,719
Textron, Inc.(1)	16,487	1,191,186
		$ 24,443,914
Air Freight & Logistics — 0.4%
Deutsche Post AG(1)	61,072	$ 2,622,020
Expeditors International of Washington, Inc.(1)	3,871	465,488
Yamato Holdings Co. Ltd.	35,200	461,289
		$ 3,548,797
Automobile Components — 0.3%
Denso Corp.	114,600	$ 1,421,793
Yokohama Rubber Co. Ltd.	48,000	1,106,805
		$ 2,528,598
Automobiles — 2.1%
Bayerische Motoren Werke AG	35,862	$ 2,891,814
Honda Motor Co. Ltd.	74,400	673,288
Isuzu Motors Ltd.	58,000	788,660
Mazda Motor Corp.	26,000	166,357
Mercedes-Benz Group AG(1)	51,714	3,054,832
Mitsubishi Motors Corp.	94,500	260,569
Stellantis NV	14,202	159,291
Tesla, Inc.(1)(2)	45,800	11,869,528
Toyota Motor Corp.	64,500	1,140,186
		$ 21,004,525
Banks — 6.3%
Bank of America Corp.(1)	50,000	$ 2,086,500
BNP Paribas SA(1)	94,000	7,856,456
Credit Agricole SA(1)	88,088	1,603,822
Fifth Third Bancorp(1)	28,506	1,117,435
HSBC Holdings PLC(1)	700,000	7,935,531
Huntington Bancshares, Inc.(1)	65,053	976,445
ING Groep NV(1)	301,212	5,901,134
Intesa Sanpaolo SpA	2,042,702	10,527,401
JPMorgan Chase & Co.(1)	30,325	7,438,722
Security	Shares	Value
Banks (continued)
KBC Group NV	22,722	$ 2,070,963
KeyCorp(1)	44,715	714,993
Lloyds Banking Group PLC	2,000,000	1,875,832
NatWest Group PLC	464,285	2,741,316
PNC Financial Services Group, Inc.(1)	6,406	1,125,983
Resona Holdings, Inc.	55,000	480,249
Standard Chartered PLC	160,392	2,380,114
Truist Financial Corp.(1)	21,845	898,922
UniCredit SpA	70,000	3,929,246
		$ 61,661,064
Beverages — 1.2%
Coca-Cola Co.(1)	24,571	$ 1,759,775
Constellation Brands, Inc., Class A(1)	22,494	4,128,099
Heineken Holding NV	24,773	1,792,913
Heineken NV	7,692	627,208
Kirin Holdings Co. Ltd.	53,300	738,533
PepsiCo, Inc.(1)	20,824	3,122,351
		$ 12,168,879
Biotechnology — 1.1%
AbbVie, Inc.(1)	25,362	$ 5,313,846
Amgen, Inc.(1)	16,600	5,171,730
BioMarin Pharmaceutical, Inc.(1)(2)	9,584	677,493
		$ 11,163,069
Broadline Retail — 3.3%
Amazon.com, Inc.(1)(2)	139,384	$ 26,519,200
Mercari, Inc.(2)	14,900	236,294
Next PLC(1)	41,584	5,991,222
		$ 32,746,716
Building Products — 0.3%
Daikin Industries Ltd.	24,000	$ 2,604,447
		$ 2,604,447
Capital Markets — 1.8%
3i Group PLC	112,500	$ 5,289,818
CME Group, Inc.(1)	1,503	398,731
Deutsche Boerse AG	8,620	2,543,414
Moody's Corp.(1)	6,381	2,971,568
S&P Global, Inc.(1)	7,842	3,984,520
UBS Group AG	90,256	2,772,176
		$ 17,960,227

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals — 2.1%
Air Liquide SA	40,125	$ 7,621,546
Air Products and Chemicals, Inc.(1)	14,809	4,367,470
BASF SE(1)	13,294	666,412
Corteva, Inc.(1)	4,706	296,149
Daicel Corp.	20,000	174,249
Dow, Inc.(1)	4,706	164,333
Eastman Chemical Co.(1)	20,943	1,845,288
Mitsubishi Gas Chemical Co., Inc.	9,200	143,738
Nitto Denko Corp.	101,500	1,877,401
Shin-Etsu Chemical Co. Ltd.	83,500	2,382,685
Tosoh Corp.	51,600	710,043
		$ 20,249,314
Commercial Services & Supplies — 0.2%
SECOM Co. Ltd.	49,400	$ 1,682,519
Waste Management, Inc.(1)	3,330	770,928
		$ 2,453,447
Communications Equipment — 1.1%
Cisco Systems, Inc.(1)	164,967	$ 10,180,114
Nokia OYJ	200,000	1,053,358
		$ 11,233,472
Construction & Engineering — 0.3%
Ferrovial SE	61,750	$ 2,761,937
		$ 2,761,937
Construction Materials — 0.3%
CRH PLC	29,332	$ 2,570,732
		$ 2,570,732
Consumer Finance — 0.4%
American Express Co.(1)	13,280	$ 3,572,984
Navient Corp.(1)	28,416	358,894
		$ 3,931,878
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.(1)	8,600	$ 8,133,708
Koninklijke Ahold Delhaize NV	94,107	3,515,370
Seven & i Holdings Co. Ltd.	95,100	1,377,133
Target Corp.(1)	7,168	748,053
Walmart, Inc.(1)	16,551	1,453,012
		$ 15,227,276
Security	Shares	Value
Containers & Packaging — 0.2%
Smurfit WestRock PLC(1)	44,508	$ 2,005,531
		$ 2,005,531
Distributors — 0.1%
LKQ Corp.(1)	34,009	$ 1,446,743
		$ 1,446,743
Diversified Telecommunication Services — 1.1%
Deutsche Telekom AG(1)	244,879	$ 9,040,925
United Internet AG(3)	32,975	680,968
Verizon Communications, Inc.	23,837	1,081,246
		$ 10,803,139
Electric Utilities — 1.5%
Acciona SA	8,786	$ 1,149,935
Chubu Electric Power Co., Inc.	31,500	341,530
Constellation Energy Corp.(1)	6,996	1,410,604
Edison International(1)	19,359	1,140,632
Iberdrola SA(1)	663,567	10,715,329
Tokyo Electric Power Co. Holdings, Inc.(2)	40,600	116,875
		$ 14,874,905
Electrical Equipment — 1.6%
ABB Ltd.(1)	103,575	$ 5,344,255
Accelleron Industries AG	5,372	249,080
Fujikura Ltd.	38,600	1,429,546
GE Vernova, Inc.(1)	8,296	2,532,603
Legrand SA(1)	34,513	3,655,046
Schneider Electric SE	11,000	2,539,298
		$ 15,749,828
Electronic Equipment, Instruments & Components — 1.0%
Alps Alpine Co. Ltd.	82,200	$ 841,075
Citizen Watch Co. Ltd.	104,800	627,117
Corning, Inc.(1)	7,504	343,533
Halma PLC	50,000	1,677,578
Kyocera Corp.	135,200	1,527,088
Taiyo Yuden Co. Ltd.	51,500	858,297
TDK Corp.	372,400	3,902,411
		$ 9,777,099
Entertainment — 2.3%
Electronic Arts, Inc.(1)	30,496	$ 4,407,282
Konami Group Corp.	12,400	1,464,221
Netflix, Inc.(1)(2)	13,240	12,346,697
Nintendo Co. Ltd.	22,400	1,522,701

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
Take-Two Interactive Software, Inc.(1)(2)	6,546	$ 1,356,658
Walt Disney Co.(1)	20,692	2,042,300
		$ 23,139,859
Financial Services — 1.7%
Adyen NV(2)(4)	1,170	$ 1,793,370
Berkshire Hathaway, Inc., Class B(1)(2)	8,108	4,318,159
Fidelity National Information Services, Inc.(1)	30,170	2,253,096
M&G PLC	286,752	738,658
Mastercard, Inc., Class A(1)	10,297	5,643,992
ORIX Corp.	42,300	883,177
Visa, Inc., Class A(1)	4,033	1,413,405
		$ 17,043,857
Food Products — 2.6%
Kikkoman Corp.	60,400	$ 582,659
Mondelez International, Inc., Class A(1)	88,956	6,035,665
Nestle SA(1)	176,215	17,807,688
Nissin Foods Holdings Co. Ltd.	30,000	612,311
Toyo Suisan Kaisha Ltd.	5,000	295,916
		$ 25,334,239
Gas Utilities — 0.1%
Italgas SpA	35,014	$ 251,057
Snam SpA	152,501	791,563
		$ 1,042,620
Ground Transportation — 0.5%
Canadian Pacific Kansas City Ltd.(1)	8,498	$ 596,645
Central Japan Railway Co.	17,000	324,260
CSX Corp.(1)	117,095	3,446,106
East Japan Railway Co.	17,100	337,050
		$ 4,704,061
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories(1)	51,282	$ 6,802,557
Boston Scientific Corp.(1)(2)	20,000	2,017,600
EssilorLuxottica SA	12,248	3,529,487
Olympus Corp.	51,100	668,936
Terumo Corp.	205,200	3,861,048
		$ 16,879,628
Health Care Providers & Services — 1.1%
McKesson Corp.(1)	7,111	$ 4,785,632
Security	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.(1)	11,437	$ 5,990,129
		$ 10,775,761
Hotels, Restaurants & Leisure — 1.7%
Amadeus IT Group SA	24,489	$ 1,875,441
Booking Holdings, Inc.(1)	1,578	7,269,704
Compass Group PLC	91,736	3,034,285
InterContinental Hotels Group PLC	9,889	1,064,750
Yum! Brands, Inc.(1)	22,953	3,611,884
		$ 16,856,064
Household Durables — 0.5%
Casio Computer Co. Ltd.	63,200	$ 516,291
Nikon Corp.	31,200	309,854
PulteGroup, Inc.(1)	28,059	2,884,465
Sony Group Corp.	66,000	1,669,997
		$ 5,380,607
Household Products — 0.5%
Clorox Co.(1)	9,542	$ 1,405,060
Henkel AG & Co. KGaA, PFC Shares	8,309	661,123
Procter & Gamble Co.(1)	9,881	1,683,920
Reckitt Benckiser Group PLC	20,566	1,390,682
		$ 5,140,785
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	27,255	$ 338,507
Vistra Corp.(1)	7,170	842,045
		$ 1,180,552
Industrial Conglomerates — 2.4%
Honeywell International, Inc.(1)	19,811	$ 4,194,979
Nisshinbo Holdings, Inc.	82,000	500,975
Sekisui Chemical Co. Ltd.	61,000	1,040,405
Siemens AG(1)	76,879	17,754,914
		$ 23,491,273
Insurance — 3.8%
Ageas SA	22,500	$ 1,348,724
Allianz SE(1)	53,576	20,504,048
Allstate Corp.(1)	14,109	2,921,551
Chubb Ltd.(1)	1,376	415,538
Cincinnati Financial Corp.(1)	5,091	752,043
Hannover Rueck SE	5,000	1,490,287
Hartford Insurance Group, Inc.(1)	14,283	1,767,236
Legal & General Group PLC	250,000	788,409

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Lincoln National Corp.(1)	17,183	$ 617,042
Marsh & McLennan Cos., Inc.(1)	13,642	3,329,057
MS&AD Insurance Group Holdings, Inc.	74,100	1,611,515
Principal Financial Group, Inc.(1)	17,247	1,455,129
		$ 37,000,579
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A(1)	79,895	$ 12,354,963
Alphabet, Inc., Class C(1)	64,153	10,022,623
Meta Platforms, Inc., Class A(1)	31,536	18,176,089
		$ 40,553,675
IT Services — 0.5%
Capgemini SE(1)	18,829	$ 2,829,208
NTT Data Group Corp.	63,800	1,155,740
Obic Co. Ltd.	11,500	331,580
Otsuka Corp.	31,200	675,524
		$ 4,992,052
Leisure Products — 0.2%
Bandai Namco Holdings, Inc.	33,000	$ 1,107,066
Hasbro, Inc.(1)	6,865	422,129
		$ 1,529,195
Life Sciences Tools & Services — 0.7%
Revvity, Inc.(1)	6,547	$ 692,672
Thermo Fisher Scientific, Inc.(1)	11,503	5,723,893
		$ 6,416,565
Machinery — 1.7%
Daimler Truck Holding AG	13,462	$ 545,340
Dover Corp.(1)	7,424	1,304,248
Ebara Corp.	62,500	951,286
FANUC Corp.	93,435	2,545,706
IHI Corp.	3,800	265,197
Kawasaki Heavy Industries Ltd.	8,200	494,952
Komatsu Ltd.	29,200	855,067
Makita Corp.	7,700	255,128
Mitsui E&S Co. Ltd.	35,800	398,969
Parker-Hannifin Corp.(1)	7,147	4,344,304
SMC Corp.	1,500	536,766
Snap-on, Inc.(1)	5,378	1,812,440
Stanley Black & Decker, Inc.(1)	21,378	1,643,541
Toyota Industries Corp.	6,400	547,374
		$ 16,500,318
Security	Shares	Value
Marine Transportation — 0.0%†
Kawasaki Kisen Kaisha Ltd.	19,800	$ 269,129
		$ 269,129
Media — 0.4%
Comcast Corp., Class A(1)	96,531	$ 3,561,994
Hakuhodo DY Holdings, Inc.	20,900	151,652
		$ 3,713,646
Metals & Mining — 0.7%
Glencore PLC(2)	948,599	$ 3,471,992
Rio Tinto PLC(1)	54,826	3,290,118
		$ 6,762,110
Multi-Utilities — 0.9%
CMS Energy Corp.(1)	75,009	$ 5,633,926
NiSource, Inc.(1)	42,420	1,700,618
Veolia Environnement SA	37,663	1,295,298
		$ 8,629,842
Oil, Gas & Consumable Fuels — 3.4%
BP PLC	38,490	$ 215,985
Chevron Corp.(1)	33,237	5,560,218
ConocoPhillips(1)	2,940	308,759
EQT Corp.(1)	16,196	865,352
Exxon Mobil Corp.(1)	2,600	309,218
Idemitsu Kosan Co. Ltd.	31,000	219,272
Marathon Petroleum Corp.(1)	19,800	2,884,662
Phillips 66(1)	22,983	2,837,941
Shell PLC	253,138	9,214,296
TotalEnergies SE(1)	165,699	10,676,471
		$ 33,092,174
Paper and Forest Products — 0.0%†
Nippon Paper Industries Co. Ltd.	11,100	$ 74,602
		$ 74,602
Passenger Airlines — 0.1%
Southwest Airlines Co.	23,740	$ 797,189
		$ 797,189
Personal Care Products — 1.0%
Estee Lauder Cos., Inc., Class A(1)	16,077	$ 1,061,082
Kao Corp.	28,554	1,236,009
Unilever PLC	128,549	7,670,135
		$ 9,967,226

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 6.1%
Astellas Pharma, Inc.	135,200	$ 1,316,105
AstraZeneca PLC(1)	54,389	7,986,734
Chugai Pharmaceutical Co. Ltd.	69,800	3,197,646
Daiichi Sankyo Co. Ltd.	59,600	1,419,306
Eisai Co. Ltd.	11,246	313,058
Eli Lilly & Co.(1)	9,150	7,557,076
Johnson & Johnson(1)	13,558	2,248,459
Merck & Co., Inc.(1)	20,293	1,821,500
Novartis AG(1)	123,663	13,735,224
Pfizer, Inc.(1)	14,458	366,366
Roche Holding AG PC(1)	37,256	12,261,978
Sandoz Group AG	24,732	1,037,112
Sanofi SA(1)	49,146	5,441,535
UCB SA	9,177	1,615,745
		$ 60,317,844
Professional Services — 1.0%
Equifax, Inc.(1)	11,910	$ 2,900,799
Experian PLC	79,133	3,666,649
Recruit Holdings Co. Ltd.	39,700	2,056,906
Robert Half, Inc.(1)	26,747	1,459,049
Wolters Kluwer NV	1,146	178,428
		$ 10,261,831
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A(1)(2)	33,258	$ 4,349,481
Daito Trust Construction Co. Ltd.	5,500	562,783
Heiwa Real Estate Co. Ltd.	26,700	840,251
Sumitomo Realty & Development Co. Ltd.	13,500	507,242
		$ 6,259,757
Semiconductors & Semiconductor Equipment — 10.5%
Advantest Corp.	122,200	$ 5,447,243
Analog Devices, Inc.(1)	14,776	2,979,876
ARM Holdings PLC ADR(2)	3,925	419,151
ASML Holding NV(1)	24,587	16,271,015
Broadcom, Inc.(1)	88,260	14,777,372
Enphase Energy, Inc.(1)(2)	24,925	1,546,596
Infineon Technologies AG	85,739	2,858,099
Lam Research Corp.(1)	8,640	628,128
Marvell Technology, Inc.(1)	56,044	3,450,629
Monolithic Power Systems, Inc.(1)	1,020	591,580
NVIDIA Corp.(1)	333,219	36,114,275
NXP Semiconductors NV(1)	22,890	4,350,473
Socionext, Inc.	18,100	219,782
STMicroelectronics NV	35,000	767,463
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.(1)	35,290	$ 6,341,613
Tokyo Electron Ltd.	52,000	7,130,892
		$103,894,187
Software — 6.7%
Adobe, Inc.(1)(2)	15,258	$ 5,851,901
AppLovin Corp., Class A(1)(2)	4,806	1,273,446
Crowdstrike Holdings, Inc., Class A(1)(2)	11,401	4,019,765
Dassault Systemes SE	40,765	1,552,033
Datadog, Inc., Class A(1)(2)	20,556	2,039,361
Microsoft Corp.(1)	104,147	39,095,742
MicroStrategy, Inc., Class A(1)(2)	7,560	2,179,321
Oracle Corp.(1)	27,734	3,877,491
Sage Group PLC	206,007	3,234,376
Salesforce, Inc.(1)	2,433	652,920
ServiceNow, Inc.(2)	371	295,368
Trend Micro, Inc.	14,097	951,659
Zscaler, Inc.(1)(2)	5,856	1,161,947
		$ 66,185,330
Specialized REITs — 0.3%
American Tower Corp.(1)	13,677	$ 2,976,115
		$ 2,976,115
Specialty Retail — 2.3%
Fast Retailing Co. Ltd.	43,700	$ 13,009,108
Home Depot, Inc.(1)	9,972	3,654,638
Industria de Diseno Textil SA	15,379	765,749
Lowe's Cos., Inc.(1)	15,808	3,686,900
Nitori Holdings Co. Ltd.	7,100	694,659
USS Co. Ltd.	54,400	505,652
		$ 22,316,706
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.(1)	206,236	$ 45,811,203
Hewlett Packard Enterprise Co.(1)	63,759	983,801
HP, Inc.(1)	10,589	293,209
		$ 47,088,213
Textiles, Apparel & Luxury Goods — 2.1%
Cie Financiere Richemont SA, Class A	8,264	$ 1,442,612
Hermes International SCA	328	863,007
Kering SA(1)	7,380	1,535,337

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
LVMH Moet Hennessy Louis Vuitton SE(1)	23,302	$ 14,430,419
NIKE, Inc., Class B(1)	33,397	2,120,041
		$ 20,391,416
Tobacco — 0.5%
British American Tobacco PLC(1)	81,683	$ 3,350,991
Japan Tobacco, Inc.	34,000	934,528
Philip Morris International, Inc.(1)	4,024	638,730
		$ 4,924,249
Trading Companies & Distributors — 0.6%
Ferguson Enterprises, Inc.	20,627	$ 3,273,518
Mitsubishi Corp.	64,200	1,133,436
Sumitomo Corp.	49,400	1,127,201
		$ 5,534,155
Transportation Infrastructure — 0.1%
Aeroports de Paris SA	6,667	$ 678,722
		$ 678,722
Wireless Telecommunication Services — 0.8%
KDDI Corp.	206,800	$ 3,266,541
SoftBank Group Corp.	94,296	4,823,231
		$ 8,089,772
Total Common Stocks (identified cost $298,612,772)		$983,101,442

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(5)	386,938	$ 386,938
Total Short-Term Investments (identified cost $386,938)		$ 386,938
Total Investments — 99.8% (identified cost $298,999,710)		$983,488,380
Total Written Call Options — (0.3)% (premiums received $10,686,780)		$ (3,051,311)
Other Assets, Less Liabilities — 0.5%		$ 4,734,693
Net Assets — 100.0%		$985,171,762

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of these securities is $680,968 or 0.1% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $1,793,370 or 0.2% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	60.2%	$591,954,567
Japan	10.7	105,799,741
France	7.3	71,397,847
Germany	6.6	65,314,196
United Kingdom	6.0	59,526,154
Netherlands	3.1	30,079,438
Italy	1.6	15,499,267
Spain	1.5	14,506,454
Switzerland	1.1	10,845,235
Australia	0.7	6,762,110
Belgium	0.5	5,035,432
China	0.4	4,350,473
Finland	0.1	1,053,358
Singapore	0.1	767,463
Canada	0.1	596,645
Total Investments	100.0%	$983,488,380

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.3)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	860	EUR	45,136,154	EUR	5,600	4/4/25	$ (3,003)
Dow Jones Euro Stoxx 50 Index	850	EUR	44,611,315	EUR	5,550	4/11/25	(29,818)
Dow Jones Euro Stoxx 50 Index	870	EUR	45,660,993	EUR	5,525	4/17/25	(79,167)
Dow Jones Euro Stoxx 50 Index	870	EUR	45,660,993	EUR	5,475	4/25/25	(165,986)
FTSE 100 Index	650	GBP	55,788,265	GBP	8,800	4/17/25	(141,941)
NASDAQ 100 Index	9	USD	17,350,605	USD	20,900	4/2/25	(608)
NASDAQ 100 Index	9	USD	17,350,605	USD	20,700	4/4/25	(2,205)
NASDAQ 100 Index	9	USD	17,350,605	USD	20,500	4/7/25	(6,390)
NASDAQ 100 Index	9	USD	17,350,605	USD	20,200	4/9/25	(31,140)
NASDAQ 100 Index	9	USD	17,350,605	USD	20,050	4/11/25	(69,570)
NASDAQ 100 Index	9	USD	17,350,605	USD	20,400	4/14/25	(31,050)
NASDAQ 100 Index	9	USD	17,350,605	USD	20,100	4/16/25	(85,635)
NASDAQ 100 Index	9	USD	17,350,605	USD	20,000	4/17/25	(111,105)
NASDAQ 100 Index	9	USD	17,350,605	USD	20,500	4/21/25	(39,825)
NASDAQ 100 Index	8	USD	15,420,360	USD	20,600	4/23/25	(34,520)
NASDAQ 100 Index	9	USD	17,350,605	USD	20,100	4/25/25	(137,565)
NASDAQ 100 Index	9	USD	17,350,605	USD	19,500	4/28/25	(270,371)
Nikkei 225 Index	420	JPY	14,959,375,200	JPY	37,625	4/11/25	(267,495)
S&P 500 Index	45	USD	25,253,325	USD	5,900	4/2/25	(563)
S&P 500 Index	46	USD	25,814,510	USD	5,875	4/4/25	(2,645)
S&P 500 Index	47	USD	26,375,695	USD	5,825	4/7/25	(15,040)
S&P 500 Index	46	USD	25,814,510	USD	5,740	4/9/25	(100,970)
S&P 500 Index	46	USD	25,814,510	USD	5,700	4/11/25	(197,110)
S&P 500 Index	46	USD	25,814,510	USD	5,775	4/14/25	(96,140)
S&P 500 Index	46	USD	25,814,510	USD	5,750	4/16/25	(150,880)
S&P 500 Index	47	USD	26,375,695	USD	5,720	4/17/25	(222,075)
S&P 500 Index	46	USD	25,814,510	USD	5,800	4/21/25	(106,950)
S&P 500 Index	46	USD	25,814,510	USD	5,875	4/23/25	(52,670)
S&P 500 Index	46	USD	25,814,510	USD	5,760	4/25/25	(204,700)
S&P 500 Index	47	USD	26,375,695	USD	5,630	4/28/25	(357,162)
SMI Index	330	CHF	41,573,796	CHF	13,150	4/17/25	(37,012)
Total							$(3,051,311)
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar

At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $386,938, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,924,399	$45,345,098	$(48,882,559)	$ —	$ —	$386,938	$54,923	386,938
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 65,349,852	$ 20,950,239	$ —	$ 86,300,091
Consumer Discretionary	63,485,232	60,715,338	—	124,200,570
Consumer Staples	30,169,455	42,593,199	—	72,762,654
Energy	12,766,150	20,326,024	—	33,092,174
Financials	50,531,945	87,065,660	—	137,597,605
Health Care	49,168,953	56,383,914	—	105,552,867
Industrials	35,065,515	78,733,533	—	113,799,048
Information Technology	189,258,815	53,911,538	—	243,170,353
Materials	8,678,771	22,983,518	—	31,662,289
Real Estate	7,325,596	1,910,276	—	9,235,872
Utilities	11,066,332	14,661,587	—	25,727,919
Total Common Stocks	$522,866,616	$460,234,826*	$ —	$983,101,442
Short-Term Investments	$ 386,938	$ —	$ —	$ 386,938
Total Investments	$523,253,554	$460,234,826	$ —	$983,488,380

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Call Options	$ (2,326,889)	$ (724,422)	$ —	$ (3,051,311)
Total	$ (2,326,889)	$ (724,422)	$ —	$ (3,051,311)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.